Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000055216
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	25.54%	17.35%	18.87%
C000055215
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000055216
Average Annual Return [Line Items]
Average Annual Return, Percent	25.58%	17.35%	18.86%
Without Sales Load [Member] | C000055215
Average Annual Return [Line Items]
Average Annual Return, Percent	25.59%	17.36%	18.88%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.46%	15.69%	14.64%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.46%	15.69%	14.64%
NACC2 Index: CRSP US Mega Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Growth Index
Average Annual Return, Percent	25.67%	17.43%	18.93%
NACC2 Index: CRSP US Mega Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Growth Index
Average Annual Return, Percent	25.67%	17.43%	18.93%